Shareholder Report	6 Months Ended
May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series IV
Entity Central Index Key	0000719451
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Limited Term Government Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Government Fund
Class Name	Fidelity® Limited Term Government Fund
Trading Symbol	FFXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 159,676,648
Holdings Count | shares	226
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$159,676,648
Number of Holdings	226
Portfolio Turnover	113%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 0.1 2 - 2.99% 4.6 3 - 3.99% 67.8 4 - 4.99% 24.9 5 - 5.99% 0.6 6 - 6.99% 2.1 U.S. Treasury Obligations 78.5 CMOs and Other Mortgage Related Securities 15.3 U.S. Government Agency Obligations 3.2 U.S. Government Agency - Mortgage Securities 3.1 Options 0.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 78.5 CMOs and Other Mortgage Related Securities - 15.3 U.S. Government Agency Obligations - 3.2 U.S. Government Agency - Mortgage Securities - 3.1 Options - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 77.5 Freddie Mac Multifamily Structured pass-thru certificates 11.2 Federal Farm Credit Banks Funding Corp 3.2 Freddie Mac Gold Pool 2.5 Fannie Mae Mortgage pass-thru certificates 1.7 Ginnie Mae II Pool 1.1 Fannie Mae Guaranteed REMIC 1.1 US Treasury Bonds 1.0 Ginnie Mae Mortgage pass-thru certificates 0.5 Ginnie Mae REMIC pass-thru certificates 0.1 99.9